STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 11 — STOCK-BASED COMPENSATION

(a) Description of s equity incentive plan

On September 26, 2024, the Company adopted the Baird Medical 2024 Equity Incentive Plan (“2024 Equity Incentive Plan” or “2024 Plan”), under which the Company will grant equity incentive awards to eligible employees, consultants and non-employee directors in order to attract, motivate and retain talented individuals. The initial aggregate number of Ordinary Shares that may be issued or used for reference purposes or with respect to which awards may be granted under the 2024 Equity Incentive Plan shall be equal to 10% of the issued and outstanding Ordinary Shares (on a fully diluted basis) as of immediately after the closing of the Business Combination. The total number of Ordinary Shares that will be reserved, and that may be issued, under the 2024 Equity Incentive Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2025, by a number of Ordinary Shares equal to three percent (3%) of the total outstanding Ordinary Shares on the last day of the prior calendar year. Notwithstanding the automatic annual increase set forth in the 2024 Equity Incentive Plan, the board of directors may act prior to January 1st of a given year to provide that there will be no such increase in the Ordinary Shares reserved for such year or that the increase in the Ordinary Shares reserved for such year will be a lesser number of Ordinary Shares than would otherwise occur pursuant to the stipulated percentage.

On March 10, 2026, the Company filed Form S-8. This Registration Statement is being filed by Baird Medical Investment Holdings Limited (the “Registrant”) to register additional Class A ordinary shares issuable pursuant to its 2024 Equity Incentive Plan and consists of only those items required by General Instruction E to Form S-8. Pursuant to certain provisions of the 2024 Equity Incentive Plan (referred to as the “evergreen provisions”), the number of ordinary shares that are available for award grant purposes under the 2024 Equity Incentive Plan is automatically increased each year in accordance with a formula set forth in the 2024 Equity Incentive Plan. Based on the above, the additional securities registered hereby consist of 1,229,381 Class A ordinary shares that were automatically added to the 2024 Plan, effective January 1, 2026, pursuant to the 2024 Equity Incentive Plan’s evergreen provisions.

As of June 30, 2026, the Company has granted total of 5,813,745 restricted share units under the 2024 Equity Incentive Plan, and vested 5,813,745 restricted share units.

(b) Restricted shares activities

The following table sets forth the summary of all the restricted share activities under the 2024 Equity Incentive Plan:

Number of
shares
Restricted shares issued under 2024 Equity Incentive Plan In 2025	4,617,228
Restricted shares issued under 2024 Equity Incentive Plan In 2026	1,229,381
Total restricted shares issued under 2024 Equity Incentive Plan	5,846,609
Total restricted shares granted in 2025	(4,563,745)
Total restricted shares granted in 2026	(1,250,000)
Total restricted shares granted under 2024 Equity Incentive Plan	(5,813,745)
Reserved for further issuance under 2024 Equity Incentive Plan	32,864

The following table sets forth the summary of restricted share activities under the 2024 Equity Incentive Plan for the six months ended June 30, 2026:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2026	—	—
Awarded	1,250,000	1.9080
Including:
Awarded to employees	800,000	1.2616
Awarded to non-employee consultants	450,000	0.6464
Vested	(1,250,000)	(1.9080)
Outstanding at June 30, 2026	—	—

The following table sets forth the summary of restricted share activities under the 2024 Equity Incentive Plan for the six months ended June 30, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	363,745	5.8690
Including:
Awarded to employees	323,745	5.4313
Awarded to non-employee consultants	40,000	0.4377
Vested	(363,745)	(5.8690)
Outstanding at June 30, 2025	—	—

There were no restricted share activities to third-party companies for the six months ended June 30, 2026. The following table sets forth the summary of restricted share activities to third-party companies for the six months ended June 30, 2025:

		Weighted-Average
	Number of Restricted	Grant Date Fair
	Shares Granted	Value (US$)
Unvested as of January 1, 2025	—	—
Awarded	633,529	6.6200
Including:
Awarded to Grand Fortune Capital (H.K.) Company Limited	583,529	6.0975
Awarded to J.V.B. Financial Group, LLC	50,000	0.5225
Vested	(633,529)	(6.6200)
Outstanding at June 30, 2025	—	—

The weighted average grant date fair value of restricted shares activities under the 2024 Equity Incentive Plan for the six months ended June 30, 2025 and 2026 was calculated on an aggregate basis across all awards, rather than separately by employee and non-employee classification, as the terms, vesting conditions, and valuation assumptions applicable to these awards are substantially consistent. Accordingly, separate weighted average calculations by participant classification would not provide materially different or more meaningful information.

The weighted average grant date fair value of restricted shares activities to third-party companies for the six months ended June 30, 2025 was calculated on an aggregate basis across all awards, rather than separately by Grand Fortune Capital (H.K.) Company Limited and J.V.B. Financial Group, LLC.

For the six months ended June 30, 2026 and 2025, total Stock-based compensation expenses recognized by the Company and the Group for restricted shares granted were US$2.4 million and $6.3 million, respectively. There was no unrecognized share-based compensation expense as of December 31, 2025 and June 30, 2026.